JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 84.5%
Aerospace & Defense — 3.4%
Howmet Aerospace, Inc.	3,032,947	698,972,966
RTX Corp.	3,433,499	662,321,957
TransDigm Group, Inc.	124,263	144,015,846
		1,505,310,769
Air Freight & Logistics — 0.4%
FedEx Corp.	516,525	183,975,874
Banks — 0.7%
Bank of America Corp.	3,700,402	180,394,598
US Bancorp	2,316,632	120,488,030
		300,882,628
Beverages — 1.9%
Keurig Dr Pepper, Inc.	6,731,660	177,244,608
Monster Beverage Corp. *	505,459	36,625,559
PepsiCo, Inc.	4,051,598	629,172,653
		843,042,820
Biotechnology — 4.0%
AbbVie, Inc.	3,151,752	685,474,543
Regeneron Pharmaceuticals, Inc.	696,057	537,801,480
Vertex Pharmaceuticals, Inc. *	1,217,752	543,774,978
		1,767,051,001
Broadline Retail — 1.4%
Amazon.com, Inc. *	2,966,694	617,873,359
Building Products — 2.0%
Carrier Global Corp.	4,209,557	237,040,155
Trane Technologies plc	1,500,694	625,399,217
		862,439,372
Capital Markets — 1.0%
Ameriprise Financial, Inc.	229,797	102,121,787
CME Group, Inc.	643,993	190,203,332
Intercontinental Exchange, Inc.	872,835	137,279,489
		429,604,608
Chemicals — 1.1%
Ecolab, Inc.	1,826,653	485,926,231
Construction Materials — 0.4%
Vulcan Materials Co.	716,978	195,233,109
Consumer Finance — 1.4%
American Express Co.	1,817,856	549,865,083
Capital One Financial Corp.	343,137	62,598,483
		612,463,566
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	391,961	390,561,699
Walmart, Inc.	5,073,901	630,584,416
		1,021,146,115

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	6,858,041	198,814,609
Electric Utilities — 4.3%
Entergy Corp.	4,220,262	474,188,638
NextEra Energy, Inc.	7,773,143	721,969,522
Southern Co. (The)	4,987,328	481,376,899
Xcel Energy, Inc.	2,801,859	222,579,679
		1,900,114,738
Electrical Equipment — 2.6%
Eaton Corp. plc	1,752,771	626,913,604
Emerson Electric Co.	3,918,103	513,349,855
		1,140,263,459
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	4,045,555	511,155,874
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	2,284,054	139,441,497
Entertainment — 2.1%
Netflix, Inc. *	4,037,026	388,160,050
Walt Disney Co. (The)	5,698,356	549,207,551
		937,367,601
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	553,471	265,223,303
Corpay, Inc. *	867,617	252,467,871
Mastercard, Inc., Class A	1,190,458	594,824,244
Visa, Inc., Class A	1,887,940	570,610,986
		1,683,126,404
Food Products — 1.3%
Mondelez International, Inc., Class A	9,811,956	565,561,144
Ground Transportation — 0.5%
Union Pacific Corp.	842,154	204,323,403
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. *	1,838,003	115,334,688
Edwards Lifesciences Corp. *	993,153	79,531,692
Intuitive Surgical, Inc. *	404,675	186,551,128
Medtronic plc	4,966,945	430,385,785
Stryker Corp.	1,640,957	539,202,061
		1,351,005,354
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	442,280	119,676,545
Health Care REITs — 1.3%
Ventas, Inc.	3,209,981	262,512,246
Welltower, Inc.	1,552,412	306,927,377
		569,439,623

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — 3.9%
Chipotle Mexican Grill, Inc., Class A *	8,908,795	285,170,528
Hilton Worldwide Holdings, Inc.	819,513	249,197,513
McDonald's Corp.	1,851,670	575,480,519
Yum! Brands, Inc.	3,983,974	619,428,278
		1,729,276,838
Household Products — 0.9%
Church & Dwight Co., Inc.	2,312,293	215,783,183
Procter & Gamble Co. (The)	1,117,995	161,483,198
		377,266,381
Industrial Conglomerates — 1.2%
3M Co.	3,755,013	545,340,538
Insurance — 2.4%
Aon plc, Class A	515,775	166,481,855
Arthur J Gallagher & Co.	1,762,456	381,712,720
Chubb Ltd.	625,247	203,786,755
Progressive Corp. (The)	929,057	184,176,260
Travelers Cos., Inc. (The)	468,858	136,756,501
		1,072,914,091
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	2,103,504	604,883,610
Meta Platforms, Inc., Class A	916,948	524,613,459
		1,129,497,069
IT Services — 1.4%
Accenture plc, Class A	1,427,462	283,051,440
Cognizant Technology Solutions Corp., Class A	5,572,003	341,842,384
		624,893,824
Life Sciences Tools & Services — 0.7%
Danaher Corp.	1,554,608	294,753,677
Machinery — 1.3%
Deere & Co.	529,997	298,547,310
Dover Corp.	968,981	201,984,089
Ingersoll Rand, Inc.	1,078,113	86,378,414
		586,909,813
Multi-Utilities — 1.1%
CMS Energy Corp.	1,330,000	103,181,400
Sempra	3,983,907	387,116,243
		490,297,643
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	1,535,405	202,673,460
EOG Resources, Inc.	5,135,120	742,384,298
Exxon Mobil Corp.	2,250,041	381,741,956
		1,326,799,714

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	8,304,755	503,683,391
Eli Lilly & Co.	397,857	365,936,933
Johnson & Johnson	3,137,910	767,030,720
Merck & Co., Inc.	2,864,172	344,531,250
		1,981,182,294
Professional Services — 0.4%
Leidos Holdings, Inc.	986,828	153,471,491
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	1,774,283	564,470,394
Broadcom, Inc.	1,854,701	574,048,507
Lam Research Corp.	1,234,689	263,803,652
NVIDIA Corp.	3,554,718	619,942,819
NXP Semiconductors NV (Netherlands)	961,521	189,285,024
Texas Instruments, Inc.	1,329,553	258,119,419
		2,469,669,815
Software — 4.9%
Autodesk, Inc. *	1,089,105	260,731,737
Cadence Design Systems, Inc. *	1,579,019	438,762,010
Intuit, Inc.	796,871	344,551,083
Microsoft Corp.	1,518,002	561,918,800
Oracle Corp.	1,770,335	260,433,982
ServiceNow, Inc. *	2,924,424	305,748,529
		2,172,146,141
Specialized REITs — 1.6%
American Tower Corp.	769,107	132,732,486
Equinix, Inc.	430,959	422,443,250
SBA Communications Corp.	821,051	141,311,088
		696,486,824
Specialty Retail — 4.4%
AutoZone, Inc. *	36,199	122,272,258
Best Buy Co., Inc.	1,995,308	128,098,774
Burlington Stores, Inc. *	813,850	264,810,513
Lowe's Cos., Inc.	2,507,579	592,490,766
Ross Stores, Inc.	3,466,662	750,982,989
Tractor Supply Co.	1,509,323	68,372,332
		1,927,027,632
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	2,409,597	611,531,623
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	3,783,494	199,844,153

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 1.4%
Altria Group, Inc.	1,499,313	98,939,665
Philip Morris International, Inc.	3,179,916	525,767,311
		624,706,976
Total Common Stocks (Cost $31,738,433,657)		37,159,256,240
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.9%
Barclays Bank plc, ELN, 47.40%, 4/7/2026, (linked to S&P 500 Index) (a)	60,898	401,107,982
BNP Paribas, ELN, 68.85%, 4/27/2026, (linked to S&P 500 Index) (a)	61,135	411,694,484
BNP Paribas, ELN, 69.20%, 5/8/2026, (linked to S&P 500 Index) (a)	64,026	417,995,022
BNP Paribas, ELN, 70.40%, 5/4/2026, (linked to S&P 500 Index) (a)	62,046	416,747,821
BNP Paribas, ELN, 74.75%, 5/5/2026, (linked to S&P 500 Index) (a)	63,145	412,966,460
BofA Finance LLC, ELN, 71.48%, 4/21/2026, (linked to S&P 500 Index) (a)	60,546	409,488,027
National Bank of Canada, ELN, 69.55%, 5/1/2026, (linked to S&P 500 Index) (a)	62,382	414,260,183
Royal Bank of Canada, ELN, 51.01%, 4/8/2026, (linked to S&P 500 Index) (a)	61,805	407,961,033
Royal Bank of Canada, ELN, 53.54%, 4/14/2026, (linked to S&P 500 Index) (a)	59,730	397,769,086
Royal Bank of Canada, ELN, 56.67%, 4/10/2026, (linked to S&P 500 Index) (a)	59,707	395,676,648
Royal Bank of Canada, ELN, 61.04%, 4/17/2026, (linked to S&P 500 Index) (a)	60,164	403,769,921
Societe Generale SA, ELN, 55.60%, 4/13/2026, (linked to S&P 500 Index) (a)	59,247	394,342,996
Societe Generale SA, ELN, 59.55%, 4/24/2026, (linked to S&P 500 Index) (a)	60,303	406,532,335
Societe Generale SA, ELN, 64.90%, 4/20/2026, (linked to S&P 500 Index) (a)	59,624	402,812,596
The Goldman Sachs Group, Inc., ELN, 64.25%, 4/28/2026, (linked to S&P 500 Index) (a)	61,303	410,603,138
Total Equity-Linked Notes (Cost $6,148,000,188)		6,103,727,732
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $534,959,103)	534,915,824	534,969,316
Total Investments — 99.6% (Cost $38,421,392,948)		43,797,953,288
Other Assets in Excess of Liabilities — 0.4%		163,179,020
NET ASSETS — 100.0%		43,961,132,308

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$37,159,256,240	$—	$—	$37,159,256,240
Equity Linked Notes	—	6,103,727,732	—	6,103,727,732

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$534,969,316	$—	$—	$534,969,316
Total Investments in Securities	$37,694,225,556	$6,103,727,732	$—	$43,797,953,288
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$2,255,695,878	$1,720,624,663	$(112,112)	$10,213	$534,969,316	534,915,824	$1,134,136	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	322,920,002	322,920,002	—	—	—	—	71,788	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	279,447,397	6,314,093,932	6,593,541,329	—	—	—	—	11,230,373	—
Total	$279,447,397	$8,892,709,812	$8,637,085,994	$(112,112)	$10,213	$534,969,316		$12,436,297	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.